Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of reconciliation changes in goodwill	The carrying amount of goodwill is as follows:

	September 30, 2022	December 31, 2021
Opening balance	$27,081,795	$27,086,727
Effect of movements in exchange rates	192,873	(4,932)

Total goodwill	$27,274,668	$27,081,795

The carrying amount of goodwill is as follows:

	December 31, 2021	December 31, 2020

Opening balance	$27,086,727	$18,758,975

Acquisitions, business combinations (Note 18)	–	8,405,341

Effect of movements in exchange rates	(4,932)	(77,589)

Total goodwill	$27,081,795	$27,086,727